Goodwill - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss	₩ 33,441	₩ 68,832
Shinsegi Telecom, Inc. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Annual discount rate	6.60%	6.30%
Annual growth rate	0.50%	0.20%
PreTax annual discount rate	9.00%
SK Broadband Co., Ltd. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Annual discount rate	7.10%	6.90%
Annual growth rate	1.00%
PreTax annual discount rate	9.20%